Cover Page	Aug. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 28, 2020
Entity Registrant Name	Caesars Entertainment, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36629
Entity Tax Identification Number	46-3657681
Entity Address, Address Line One	100 West Liberty Street,
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(775)
Local Phone Number	328-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	CZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001590895
Document Information [Line Items]
Entity Address, Address Line One	100 West Liberty Street,
Entity Address, Address Line Two	Suite 1150